Provision for Employee Benefits (Details)	12 Months Ended
Dec. 31, 2023
Provision for Employee Benefits (Details) [Line Items]
Weighted average discount rate	3.03%
Weighted average remaining time to retire	20 years 3 months 21 days
Salary increase rate percentage	1.70%
Annual disability rate	5.00%
Percentage of variation	1.00%
Male and Female TMO 2017 [Member]
Provision for Employee Benefits (Details) [Line Items]
Annual disability rate	5.00%
Discount rate [Member]
Provision for Employee Benefits (Details) [Line Items]
Weighted average discount rate	2.85%
Weighted average remaining time to retire	26 years 5 months 23 days
Salary increase rate percentage	1.70%
Variation rate	1.00%